Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2017
Successor [Member]
Income tax at statutory rate (BVI and UAE 0%)
Foreign tax rate differential		8,328	12,848
Non-deductible expenses
Tax effect of adjustments to prior year tax provisions			(2,054)
Effect of tax exemption
Allocation of head office / corporate costs, net of unrecognized benefit
Unrecognized tax benefits		1,574	2,476
Other		(471)	(199)
Income tax expense		$ (9,431)	$ 13,071	$ (13,071)
Predecessor [Member] | NPS Holdings Limited [Member]
Income tax at statutory rate (BVI and UAE 0%)
Foreign tax rate differential	2,147				5,329
Non-deductible expenses					110
Tax effect of adjustments to prior year tax provisions	195
Effect of tax exemption					(1,189)
Allocation of head office / corporate costs, net of unrecognized benefit					161
Unrecognized tax benefits
Other					175
Income tax expense	$ (2,342)				$ (4,586)